Share-based Compensation -Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares	Mar. 25, 2021 USD ($) SFr / shares	Nov. 29, 2018 USD ($) shares	Dec. 31, 2021 USD ($) shares Plan	Dec. 31, 2020 shares	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | Plan				3
Life of share-based payment arrangement options				ten years
Description of vesting requirements for share-based payment arrangement				Options under the 2013 ISOP vest 50% on the second anniversary of the grant date and a further 50% on the third anniversary of the grant date. Options under the 2019 ISOP vest 25% on each anniversary of the grant date over four years. The options under the 2021 EIP vest 25% on the first anniversary of the grant date and the remaining 75% vesting ratably on a monthly basis over the remaining three years. Refer to Restricted Stock Units below for the vesting schedules of the RSUs under the 2021 EIP.
CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			300,000
Grant date	November 29, 2018
Strike price | (per share)	$ 3.33	SFr 3.15
Life of option	5
Value of award | $	$ 0.3	SFr 0.3
Expense recognized | $	0.3
Minimum | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Net proceeds from IPO | $	$ 1,000.0		$ 1,000.0
2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted				0
Effective period of share option plan				2013-09
Vesting percentage on second anniversary of grant date				0.50
Vesting percentage on third anniversary				0.50
2013 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding expiration year				2022
2013 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding expiration year				2029
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted				1,369,000	1,393,000
Effective period of share option plan				2019-03
Vesting percentage on each anniversary over four year				0.25
Additional expense incurred | $				$ 0.2
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding expiration year				2029
Life of option				6.05	5.67	6.43
2019 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding expiration year				2031
Life of option				6.19	6.43	6.91
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted				1,595,314
Effective period of share option plan				2021-06
Vesting percentage on first anniversary on grant date				0.25
Vesting percentage on monthly basis over remaining three years				0.75
Options outstanding expiration year				2031
2021 EIP | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on first anniversary on grant date				0.25
Vesting percentage on monthly basis over remaining three years				0.75
Number of share issuance				290,407
Number of instruments granted subject to four year vesting				234,852
Number of instruments granted subject to vesting upon annual general meeting				55,555
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Life of option				5.50
2021 EIP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Life of option				7.00